Shareholder Fees	May 01, 2026
LKCM Small Cap Equity Fund | LKCM Small Cap Equity Fund Class
Prospectus [Line Items]
Redemption Fee (as a percentage of Amount Redeemed)	(1.00%)
LKCM Small-Mid Cap Equity Fund | LKCM Small-Mid Cap Equity Fund Class
Prospectus [Line Items]
Redemption Fee (as a percentage of Amount Redeemed)	(1.00%)
LKCM Equity Fund | LKCM Equity Fund Class
Prospectus [Line Items]
Redemption Fee (as a percentage of Amount Redeemed)	(1.00%)
LKCM Balanced Fund | LKCM Balanced Fund Class
Prospectus [Line Items]
Redemption Fee (as a percentage of Amount Redeemed)	(1.00%)
LKCM Fixed Income Fund | LKCM Fixed Income Fund Class
Prospectus [Line Items]
Redemption Fee (as a percentage of Amount Redeemed)	(1.00%)
LKCM International Equity Fund | LKCM International Equity Fund Class
Prospectus [Line Items]
Redemption Fee (as a percentage of Amount Redeemed)	(1.00%)
LKCM Aquinas Catholic Equity Fund | LKCM Aquinas Catholic Equity Fund Class
Prospectus [Line Items]
Redemption Fee (as a percentage of Amount Redeemed)	(1.00%)